Net finance costs	12 Months Ended
Jun. 30, 2022
Net finance costs
Net finance costs
7	Net finance costs

		2022	2021	2020
for the year ended 30 June	Note	Rm	Rm	Rm
Finance income
Dividends received from investments		–	–	44
Notional interest received		29	4	102
Interest received on		991	852	776
other long-term investments		49	40	28
loans and receivables		141	199	293
cash and cash equivalents		801	613	455
Per income statement		1 020	856	922
Less: notional interest		(29)	(4)	(102)
Less: interest received on tax		(5)	(15)	(28)
Per the statement of cash flows		986	837	792
Finance costs
Debt		5 419	5 238	8 226
debt		5 066	4 855	8 090
interest rate swap – net settlements		353	383	136
Interest on lease liabilities		1 357	1 488	1 465
Other		95	84	52
		6 871	6 810	9 743
Amortisation of loan costs	16	132	160	135
Notional interest		633	668	945
Total finance costs		7 636	7 638	10 823
Amounts capitalised to assets under construction a class of property, plant and equipment	19	(740)	(880)	(3 520)
Per income statement		6 896	6 758	7 303
Total finance costs before amortisation of loan costs and notional interest		6 871	6 810	9 743
Add: modification gain/(loss)		74	–	(1 193)
Less: interest accrued on long-term debt, lease liabilities and short-term debt		(1 463)	(637)	(1 412)
Less: interest (raised)/reversed on tax payable		(4)	–	16
Per the statement of cash flows		5 478	6 173	7 154